INCOME TAXES (Q1) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Effective tax rate		0.00%
U.S. Federal statutory rate	21.00%		21.00%	21.00%
U.S. Federal net operating loss carryforwards	$ 9,400,000